Details of Selected Balance Sheet Accounts - Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, plant, equipment and seismic rental equipment	$ 183,228	$ 195,987
Less accumulated depreciation	(133,634)	(143,834)
Less impairment of long-lived assets	(36,553)	0	$ 0
Property, plant, equipment and seismic rental equipment, net	13,041	52,153
Depreciation and amortization under capital leases	7,600	15,200	$ 20,300
Buildings
Property, Plant and Equipment [Line Items]
Property, plant, equipment and seismic rental equipment	15,707	15,822
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant, equipment and seismic rental equipment	132,135	145,654
Seismic rental equipment
Property, Plant and Equipment [Line Items]
Property, plant, equipment and seismic rental equipment	1,423	1,677
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant, equipment and seismic rental equipment	3,859	3,869
Other
Property, Plant and Equipment [Line Items]
Property, plant, equipment and seismic rental equipment	$ 30,104	$ 28,965